Parnassus Mid Cap Growth Fund

Portfolio of Investments as of March 31, 2025 (unaudited)

Equities	Shares	Market Value ($)

Biotechnology (1.0%)

Natera Inc.[q]	50,581	7,152,659

Building Products (3.8%)

Builders FirstSource Inc.[q]	107,970	13,489,772

Trane Technologies plc	43,525	14,664,443

		28,154,215

Capital Markets (7.9%)

Ares Management Corp., Class A	76,447	11,207,895

Morningstar Inc.	54,242	16,265,548

MSCI Inc., Class A	28,058	15,866,799

Robinhood Markets Inc., Class Aq	360,000	14,983,200

		58,323,442

Chemicals (1.8%)

The Sherwin-Williams Co.	36,886	12,880,222

Distributors (2.5%)

Pool Corp.	58,379	18,584,955

Diversified Financial Services (2.3%)

Block Inc., Class Aq	317,525	17,251,133

Electrical Equipment (2.2%)

Rockwell Automation Inc.	62,471	16,141,257

Health Care Equipment & Supplies (2.1%)

IDEXX Laboratories Inc.[q]	36,653	15,392,427

Hotels, Restaurants & Leisure (4.2%)

Chipotle Mexican Grill Inc., Class Aq	184,954	9,286,540

Hilton Worldwide Holdings Inc.	95,892	21,820,225

		31,106,765

IT Services (2.0%)

Cloudflare Inc., Class Aq	129,094	14,547,603

Life Sciences Tools & Services (10.3%)

Agilent Technologies Inc.	196,258	22,958,261

ICON plc[q]	53,907	9,433,186

Mettler-Toledo International Inc.[q]	17,617	20,804,091

Repligen Corp.[q]	68,502	8,716,194

West Pharmaceutical Services Inc.	62,479	13,987,798

		75,899,530

Media (2.9%)

The Trade Desk Inc., Class Aq	383,458	20,982,822

Multiline Retail (3.4%)

MercadoLibre Inc.[q]	12,690	24,756,540

Professional Services (8.5%)

Broadridge Financial Solutions Inc.	110,082	26,690,482

Equifax Inc.	145,781	35,506,420

		62,196,902

Road & Rail (8.3%)

J.B. Hunt Transport Services Inc.	194,978	28,846,995

Old Dominion Freight Line Inc.	193,888	32,078,770

		60,925,765

Semiconductors & Semiconductor Equipment (7.1%)

KLA Corp.	23,121	15,717,656

Monolithic Power Systems Inc.	28,450	16,500,431

Teradyne Inc.	242,068	19,994,817

		52,212,904

Software (23.3%)

AppLovin Corp., Class Aq	68,447	18,136,402

Atlassian Corp., Class Aq	76,418	16,216,664

Autodesk Inc.[q]	67,209	17,595,316

BILL Holdings Inc.[q]	333,734	15,315,053

Cadence Design Systems Inc.[q]	54,099	13,758,999

Datadog Inc., Class Aq	182,922	18,147,692

Guidewire Software Inc.[q]	115,164	21,577,127

Procore Technologies Inc.[q]	147,079	9,710,156

PTC Inc.[q]	106,415	16,489,004

Workday Inc., Class Aq	104,573	24,420,933

		171,367,346

Specialty Retail (1.5%)

O’Reilly Automotive Inc.[q]	7,864	11,265,809

Technology Hardware, Storage & Peripherals (4.0%)

Sandisk Corp.[q]	329,563	15,690,494

Western Digital Corp.[q]	334,960	13,542,433

		29,232,927

Total investment in equities (99.1%)

(cost $640,943,775)		728,375,223

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Time Deposits (0.9%)

Citibank, New York	3.68%	04/01/2025	6,556,441	6,556,441

Total short-term securities (0.9%)

(cost $6,556,441)				6,556,441

Total securities (100.0%)

(cost $647,500,216)				734,931,664

Other assets and liabilities (0.0%)				130,742

Total net assets (100.0%)				735,062,406

q	This security is non-income producing.

plc	Public Limited Company